Fair Value Measurements and Other Financial Instruments - Carrying Amounts and Estimated Fair Values of Debt (Parenthetical) (Detail)	Dec. 31, 2013 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2012 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2011 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2013 7.875% Senior Notes Due June 2017 [Member]	Dec. 31, 2012 7.875% Senior Notes Due June 2017 [Member]	Dec. 31, 2013 8.125% Senior Notes Due September 2019 [Member]	Dec. 31, 2012 8.125% Senior Notes Due September 2019 [Member]	Dec. 31, 2013 6.50% Senior Notes Due December 2020 [Member]	Dec. 31, 2012 6.50% Senior Notes Due December 2020 [Member]	Nov. 30, 2012 6.50% Senior Notes Due December 2020 [Member]	Dec. 31, 2013 8.375% Senior Notes Due September 2021 [Member]	Dec. 31, 2012 8.375% Senior Notes Due September 2021 [Member]	Dec. 31, 2013 5.25% Senior Notes Due April 2023 [Member]	Mar. 31, 2013 5.25% Senior Notes Due April 2023 [Member]	Dec. 31, 2012 5.25% Senior Notes Due April 2023 [Member]	Dec. 31, 2013 6.875% Senior Notes Due July 2033 [Member]	Dec. 31, 2012 6.875% Senior Notes Due July 2033 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Debt interest rate	12.00%	12.00%	12.00%	7.875%	7.875%	8.125%	8.125%	6.50%	6.50%	6.50%	8.375%	8.375%	5.25%	5.25%	5.25%	6.875%	6.875%